Partners' Capital (Details) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Limited partner common units	9,209	9,165
General partner interest units	185	185
AIM Midstream Holdings No. of units outstanding [Member]
Limited partner common units	4,683	4,639
Limited partner subordinated units	4,526	4,526
Preferred units	5,143	0
General partner interest units	185	185